EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets	$ 1,546	$ 1,613
Sweden [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets	17	17
Sweden - Viad royalties [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets	421	421
Turkey - Alankoy [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets	154	154
Turkey - Trab [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets	79	79
USA - Super West, Arizona [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets	603	736
USA - Yerington, Nevada [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets	206	$ 206
USA Mainspring, Arizona [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets	$ 66